EARNINGS (LOSS) PER SHARE (Details) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings Loss Per Share
Profit (loss) from continuing operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ (3,115,455)	R$ 499,385	R$ 1,518,492
Profit (loss) from discontinued operations attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	(50,948)	(79,930)
Profit (loss), attributable to ordinary equity holders of parent entity, used in calculating basic earnings per share	R$ (3,166,403)	R$ 419,455
Weighted average number of outstanding shares - basic (except treasury shares) - Continued operations	1,052,606,000	807,929,481	809,110,872
Weighted average number of outstanding shares - basic (except treasury shares) - Discontinued operations	1,052,606,000	807,929,481
Weighted average number of outstanding shares - basic (except treasury shares) - Continued and discontinued operations	1,052,606,000	807,929,481
Net earnings (loss) per share basic - R$ - Continued operations	R$ (2.96)	R$ 0.62	R$ 1.88
Net earnings (loss) per share basic - R$ - Discontinued operations	(0.05)	(0.10)
Net earnings (loss) per share basic - R$ - Continued and discontinued operations	R$ (3.01)	R$ 0.52
Net earnings (loss) for the year attributable to controlling shareholders - Continued operations	R$ (3,115,455)	R$ 499,385	R$ 1,518,492
Net earnings (loss) for the year attributable to controlling shareholders - Discontinued operations	(50,948)	(79,930)
Net earnings (loss) for the year attributable to controlling shareholders - Continued and discontinued operations	R$ (3,166,403)	R$ 419,455
Weighted average number of outstanding shares - basic (except treasury shares) - Continued operations	1,052,606,000	807,929,481	809,110,872
Weighted average number of outstanding shares - basic (except treasury shares) - Discontinued operations	1,052,606,000	807,929,481
Weighted average number of outstanding shares - basic (except treasury shares) - Continued and discontinued operations	1,052,606,000	807,929,481
Number of potential shares - Continued operations		749,167	2,237,936
Number of potential shares - Continued and discontinued operations		749,167
Weighted average number of outstanding shares - diluted - Continued operations	1,052,606,000	808,678,648	811,348,808
Weighted average number of outstanding shares - diluted - Discontinued operations	1,052,606,000	807,929,481
Weighted average number of outstanding shares - diluted - Continued and discontinued operations	1,052,606,000	807,709,278	807,464,700
Weighted average number of outstanding shares - diluted - Continued and discontinued operations		808,678,648
Net earnings (loss) per share diluted - R$ - Continued operations	R$ (2.96)	R$ 0.62	R$ 1.87
Net earnings (loss) per share diluted - R$ - Discontinued operations	(0.05)	(0.10)
Net earnings (loss) per share diluted - R$ - Continued and discontinued operations	R$ (3.01)	R$ 0.52